Operating Segments - Segment Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Revenue	₩ 17,520,013	₩ 17,091,816	₩ 17,136,734
Depreciation and amortization	3,097,466	2,941,886	2,845,295
Operating profit (loss)	1,224,572	1,303,418	1,495,425
Gain relating to investments in subsidiaries, associates and joint ventures, net	2,245,732	544,501	786,140
Finance income	366,561	575,050	103,900
Finance costs	(433,616)	(326,830)	(350,100)
Profit before income tax	3,403,249	2,096,139	2,035,365
External [member]
Disclosure of operating segments [line items]
Revenue	17,520,013	17,091,816	17,136,734
Operating segments [member]
Disclosure of operating segments [line items]
Revenue	20,341,169	19,889,322	20,238,944
Depreciation and amortization	3,097,466	2,941,886	2,845,295
Operating profit (loss)	1,536,626	1,535,744	1,708,006
Operating segments [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenue	2,821,156	2,797,506	3,102,210
Operating segments [member] | External [member]
Disclosure of operating segments [line items]
Revenue	17,520,013	17,091,816	17,136,734
Operating segments [member] | Cellular Services [member]
Disclosure of operating segments [line items]
Revenue	14,873,543	14,635,720	14,962,689
Depreciation and amortization	2,390,016	2,262,363	2,174,819
Operating profit (loss)	1,714,078	1,799,127	1,678,339
Operating segments [member] | Cellular Services [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenue	1,611,408	1,630,811	1,693,411
Operating segments [member] | Cellular Services [member] | External [member]
Disclosure of operating segments [line items]
Revenue	13,262,135	13,004,909	13,269,278
Operating segments [member] | Fixed-line telecommunication services [member]
Disclosure of operating segments [line items]
Revenue	3,586,887	3,349,905	3,162,712
Depreciation and amortization	592,877	551,811	531,106
Operating profit (loss)	167,515	132,459	108,252
Operating segments [member] | Fixed-line telecommunication services [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenue	862,736	698,712	668,139
Operating segments [member] | Fixed-line telecommunication services [member] | External [member]
Disclosure of operating segments [line items]
Revenue	2,724,151	2,651,193	2,494,573
Operating segments [member] | E-commerce services [member]
Disclosure of operating segments [line items]
Revenue	1,091,903	1,177,323	1,703,278
Depreciation and amortization	54,486	68,298	112,537
Operating profit (loss)	(267,829)	(365,194)	(6,740)
Operating segments [member] | E-commerce services [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenue	47,732	176,007	643,299
Operating segments [member] | E-commerce services [member] | External [member]
Disclosure of operating segments [line items]
Revenue	1,044,171	1,001,316	1,059,979
Operating segments [member] | Others [member]
Disclosure of operating segments [line items]
Revenue	788,836	726,374	410,265
Depreciation and amortization	60,087	59,414	26,833
Operating profit (loss)	(77,138)	(30,648)	(71,845)
Operating segments [member] | Others [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenue	299,280	291,976	97,361
Operating segments [member] | Others [member] | External [member]
Disclosure of operating segments [line items]
Revenue	489,556	434,398	312,904
Adjustments [member]
Disclosure of operating segments [line items]
Revenue	(2,821,156)	(2,797,506)	(3,102,210)
Operating profit (loss)	(312,054)	(232,326)	(212,581)
Adjustments [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenue	₩ (2,821,156)	₩ (2,797,506)	₩ (3,102,210)